17. Financial Instruments and Financial Risk Management (Details 1) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 195,601	$ 387,840	$ 1,400,538	$ 3,150,776
Receivables (current)	0	6,134
A-1+ (Australian)
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	189,836	358,974
P-2 (Malaysia)
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	5,765	28,866
Group 1
Disclosure of credit risk exposure [line items]
Receivables (current)	$ 0	$ 6,134